U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.

1.	Name and address of issuer:

NuShares ETF Trust
333 West Wacker Drive
Chicago, IL 60606

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:


3.	Investment Company Act File Number: 811-23161

Securities Act File Number: 333-212032

4(a) Last day of fiscal year for which this Form is filed:

     	October 31, 2021

4(b)	?	Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c)	?	Check box if this is the last time the issuer will be filing this
Form.












Nuveen ESG Large-Cap Growth ETF f/k/a
  NuShares ESG Large-Cap Growth ETF
	Series ID S000055811

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$462,008,315

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$94,249,625

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$94,249,625

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$367,758,690

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$34,091.23

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

	=$34,091.23




























Nuveen ESG Large-Cap Value ETF f/k/a
  NuShares ESG Large-Cap Value ETF
	Series ID S000055812


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$466,092,655

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$64,004,845

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:	$64,004,845


(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$402,087,810

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$37,273.54


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

	=$37,273.54




























Nuveen ESG Mid-Cap Growth ETF f/k/a
   NuShares ESG Mid-Cap Growth ETF
	Series ID S000055813


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
	$135,917,590
(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$10,127,755

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
                           to the
Commission:



 $0


(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$10,127,755
(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$125,789,835

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$11,660.72


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

	=$11,660.72

Nuveen ESG Mid-Cap Value ETF f/k/a
   NuShares ESG Mid-Cap Value ETF
	Series ID S000055814


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
	$88,264,440
(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:	$0


(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$88,264,440

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$8,182.11

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											=$8,182.11
Nuveen ESG Small-Cap ETF f/k/a
  NuShares ESG Small-Cap ETF
	Series ID S000055815


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
	$528,600,519
(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$3,828,860

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:	$3,828,860

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$524,771,659

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter"0" if no fee is
due):=                             $48,646.33



6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       $48,646.33
Nuveen ESG International Developed Markets
  Equity ETF f/k/a NuShares ESG International
  Developed Markets Equity ETF,
	Series ID S000057420


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$84,544,985

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$7,492,431

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$7,492,431

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$77,052,554

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$7,142.77


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											      =$7,142.77
Nuveen ESG Emerging Markets Equity ETF f/k/a
   NuShares ESG Emerging Markets Equity ETF,
	Series ID S000057421


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$68,334,486

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$11,948,707

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$11,948,707

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$56,385,779

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 5,226.96


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       =$ 5,226.96
Nuveen ESG Dividend ETF
	Series ID S000072489


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$5,000,000

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$0

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$5,000,000

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 463.50


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       =$ 463.50




























Nuveen Dividend Growth ETF
	Series ID S000071941


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$6,016,441

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$259,047

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$259,047

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$5,757,394

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 533.71


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       =$ 533.71




























Nuveen Growth Opportunities ETF
	Series ID S000073535


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$1,641,443,516

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$0

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$1,641,443,516

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 152,161.81


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											      =$ 152,161.81




























Nuveen Small-Cap Select ETF
	Series ID S000071942


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$6,021,184

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$0

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$6,021,184

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 558.16


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       =$ 558.16




























Nuveen Winslow Large-Cap Growth ESG ETF
	Series ID S000071943


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$5,775,536

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:
	$0

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$5,775,536

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$ 535.39


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

											       =$ 535.39




























Nuveen ESG Large-Cap ETF,
	Series ID S000063599


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$5,838,745

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:				$0

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:			$0

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:	$0


(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$5,838,745

(vi)	Redemption credits available for
use in future years			$0
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0000927

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$541.25

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:      -0-    .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
the issuer in future fiscal years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	+$     -0-

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

	=$541.25

9. 	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

January 14, 2022	CIK#: 0001635073
Method of Delivery:

X	Wire Transfer
?	Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* 		/s/ E. Scott Wickerham
					     E. Scott Wickerham
					Vice President and Controller

Date January 18, 2022

* Please print the name and title of the signing officer below the signature.